Stock-Based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense			$ 486,120	$ 76,794
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense			5,467	74,729
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based services expense	$ 118,980	$ 0	$ 480,653	$ 2,065